Regulatory and Agency Capital Requirements (Details) (USD $) In Billions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Regulatory And Agency Capital Requirements [Abstract]
Tier 1 capital ratio required to be well capitalized	6.00%
Total capital ratio required to be well capitalized	10.00%
Tier 1 leverage capital ratio required to be well capitalized	5.00%
Tier 1 capital ratio required for capital adequacy purposes	4.00%
Total capital ratio required for capital adequacy purposes	8.00%
Tier 1 leverage capital ratio required for capital adequacy purposes	4.00%
Regulatory and Agency Capital Requirements (Textual) [Abstract]
Trust preferred and perpetual preferred purchase securities included in Tier 1 capital	$ 4.8
Minimum leverage ratio for banking organizations	3.00%
Trust Preferred Securities [Member]
Regulatory and Agency Capital Requirements (Textual) [Abstract]
Trust preferred securities redeemed	2.7
Wells Fargo & Company [Member]
Regulatory And Agency Capital Requirements [Abstract]
Tier 1 capital, amounts	126.6	114.0
Total capital, amounts	157.6	148.5
Risk Weighted Assets	1,077.1	1,005.6
Adjusted Average Assets	1,336.4	1,262.6
Tier 1 capital ratio	11.75%	11.33%
Total capital ratio	14.63%	14.76%
Tier 1 leverage capital ratio	9.47%	9.03%
Wells Fargo Bank, NA [Member]
Regulatory And Agency Capital Requirements [Abstract]
Tier 1 capital, amounts	101.3	92.6
Total capital, amounts	124.8	117.9
Risk Weighted Assets	1,002.0	923.2
Adjusted Average Assets	$ 1,195.9	$ 1,115.4
Tier 1 capital ratio	10.11%	10.03%
Total capital ratio	12.45%	12.77%
Tier 1 leverage capital ratio	8.47%	8.30%